Dec 31, 2011 Note 9 - Note Payable	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 9 - Note Payable [Abstract]
Dec 31, 2011 Note 9 - Note Payable

NOTE 9 - NOTE PAYABLE

At December 31, 2009, the Company had a current note payable, in the amount of $84,158, which bore interest at 12% per annum. The note called for the Company to make monthly payments of $8,885 of principal and interest, with the final payment due October 15, 2010.  The note was secured by 100,000 shares, of the Company’s common stock and certain inventory parts.  As stipulated by the note the 100,000 shares were been issued in the Company’s name.  The note was repaid in full during the year ended December 31, 2010 and the shares were cancelled.